Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00003 par value per share, reserved for issuance pursuant to the AppLovin Corporation 2021 Equity Incentive Plan
Amount Registered | shares	17,002,087
Proposed Maximum Offering Price per Unit	316.05
Maximum Aggregate Offering Price	$ 5,373,509,596.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 822,684.32
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the Securities Act), this Registration Statement covers any additional shares of the registrants Class A common stock that become issuable under the registrants 2021 Equity Incentive Plan (the 2021 Plan) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrants receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock. The amount registered represents an automatic increase to the number of shares of Class A common stock reserved for issuance pursuant to future awards under the 2021 Plan, which annual increase is provided for in the 2021 Plan. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registrants registration fee on the basis of $316.05 per share, which is the average of the high and low prices of Class A common stock, as reported on the Nasdaq Global Select Market, on February 26, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00003 par value per share, reserved for issuance pursuant to the AppLovin Corporation 2021 Employee Stock Purchase Plan
Amount Registered | shares	3,400,417
Proposed Maximum Offering Price per Unit	268.65
Maximum Aggregate Offering Price	$ 913,522,027.05
Fee Rate	0.01531%
Amount of Registration Fee	$ 139,860.22
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement covers any additional shares of the registrants Class A common stock that become issuable under the registrants 2021 Employee Stock Purchase Plan (the 2021 ESPP) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrants receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock. The amount registered represents an automatic increase to the number of shares of Class A common stock reserved for issuance under the 2021 ESPP, which annual increase is provided for in the 2021 ESPP. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registrants registration fee on the basis of 85% of $316.05 per share, which is the average of the high and low prices of Class A common stock, as reported on the Nasdaq Global Select Market, on February 26, 2025. Pursuant to the 2021 ESPP, the purchase price of the shares of Class A common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of a share of Class A common stock on the Enrollment Date or the Exercise Date (as such terms are defined in the 2021 ESPP).